TAX SITUATION (Tables)	12 Months Ended
Dec. 31, 2024
TAX SITUATION [Abstract]
Reconciliation Between the Statutory Income Tax Rate and Effective Tax Rate
The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:

	2024		2023		2022
	In millions of soles	%	In millions of soles	%	In millions of soles	%

Theoretical tax and income tax rate in Perú	(2,307.3)	(29.50)	(2,040.9)	(29.50)	(2,022.5)	(29.50)
Decrease (Increase) in the statutory tax rate due to:
(i) Decrease (Increase) due to the profit of subsidiaries not domiciled in Perú	(77.2)	(0.99)	52.8	0.77	(75.8)	(1.11)
(ii) Provision tax on dividends	(146.7)	(1.88)	(235.7)	(3.44)	(168.4)	(2.46)
(iii) Non-taxable income, net	329.9	4.22	335.3	4.59	156.2	2.29
Income tax and effective income tax rate	(2,201.3)	(28.15)	(1,888.5)	(27.58)	(2,110.5)	(30.78)

Income Tax Expenses
b)	Income tax expense for the years ended December 31, 2024, 2023 and 2022 comprises:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Current -
In Peru	1,966,524	1,669,370	1,799,467
In other countries	289,694	295,169	197,971
	2,256,218	1,964,539	1,997,438

Deferred -
In Peru	(23,182)	(28,734)	37,447
In other countries	(31,761)	(47,354)	75,616
	(54,943)	(76,088)	113,063
Total	2,201,275	1,888,451	2,110,501

Deferred Income Tax
c)	The following table presents a summary of the Group’s deferred income tax:

	2024	2023
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	949,040	1,023,000
Carry forward tax losses	198,248	152,201
Provision for profit sharing	94,344	70,908
Provision for sundry expenses and risks	60,148	60,103
Provision for pending vacations	37,107	32,420
Unrealized losses due to valuation of investments at fair value through other comprehensive income	21,658	38,476
Depreciation of improvements for leased premises	15,219	20,436
Unrealized loss in valuation on cash flow hedge derivatives	1,055	5,837
Others	70,401	135,511

Deferred liability
Intangibles, net	(101,945)	(176,271)
Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT) and SBS	(76,059)	(45,016)
Buildings depreciation	(50,556)	(63,839)
Deferred acquisitions costs - DAC	(17,362)	(16,070)
Buildings revaluation	(1,991)	(2,552)
Unrealized gain in valuation on cash flow hedge derivatives	(1,190)	(804)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	853	(3,743)
Others	(28,104)	(48,402)
Total	1,170,866	1,182,195

	2024	2023
	S/(000)	S/(000)
Deferred income tax liability, net
Deferred asset
Unrealized losses due to valuation of investments at fair value through other comprehensive income	28,165	8,731
Provision for sundry expenses and risks	23,034	12,395
Carry forward tax losses	19,757	19,757
Provision for profit sharing	14,850	17,897
Deferred income due to commission	4,645	5,274
Others	(39,448)	(16,564)

Deferred liability
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Intangibles, net	(16,953)	(36,569)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(14,739)	(13,846)
Reserve for reinstatement premium costs and deductibles	(11,104)	(10,942)
Deferred acquisitions costs - DAC	(8,277)	(8,186)
Buildings revaluation	(2,990)	(3,296)
Leasing operations related to loans	(2,852)	(3,038)
Others	(13,598)	(39,615)
Total	(59,025)	(107,517)

Income Tax Returns of Major Subsidiaries Open for Examination by Tax Authorities
d)
The Peruvian Tax Authority has the right to review and, if necessary, request the amend the Tax returns filed by Peruvian subsidiaries up to four years after their filing date. However, this period may be suspended according to the criteria established in the tax legislation. Tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2016, 2017, 2021 to 2023
MiBanco, Banco de la Microempresa S.A.	2023
Pacífico Compañía de Seguros y Reaseguros	2019 to 2023
Credicorp Capital Servicios Financieros	2019 to 2023
Credicorp Capital Perú	2019, 2020, 2022 and 2023
Grupo Credito	2020 to 2023

Income Tax Returns of Major Subsidiaries Auditing the Sworn Declaration by Tax Authorities	It is worth mentioning that the Tax Authority is auditing the tax return of:
Banco de Crédito del Perú S.A.	2020
MiBanco, Banco de la Microempresa S.A.	2022
Credicorp Capital Perú	2021

Annual Income Tax Returns Pending Review by the Overseas Tax Authorities
The Tax Authorities of Bolivia and Colombia have the power to review and, if applicable, to make a new Income Tax assessment of Credicorp’s subsidiaries located in such countries, which also regulate the terms for the review after the filing of the Income Tax returns. Additionally, in the case of Colombia, a 6-year term was established for taxpayers obliged to apply the rules on Transfer Pricing or taxpayers who declare tax losses. The annual tax returns pending review by the foreign tax authorities are as follows:
Banco de Crédito de Bolivia	2017 to 2023
Credicorp Capital Colombia	2019, 2020, 2021 and 2023
MiBanco Colombia	2019 to 2023
Credicorp Capital Fiduciaria	2019 to 2023